S-K 1602(a)(4) Forepart, Adjusted NTBV	May 21, 2025 $ / shares
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 7.32
No Redemption [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.31
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.8
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.2
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.79
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.21
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.96
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.04
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.94
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.06
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.39
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.61
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.37
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.63
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.49
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.51
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.45
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.55